employee future benefits - Employer contributions (Details) - Pension plans - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
employee future benefits
Undrawn letters of credit that secure obligations	CAD 188	CAD 175
Estimated contributions to defined benefit plans in 2017	CAD 50